Note 24 - Debt Securities Issued - After Year End (Details)	12 Months Ended
Dec. 31, 2018 ARS ($)
Issuance Date Member | Bond Class 26 Member
Debt Securities Issued After Year End LineItems
Securities Details Issued After Year End	February 28, 2019
Issuance Date Member | Bond Class 27 Member
Debt Securities Issued After Year End LineItems
Securities Details Issued After Year End	February 28, 2019
Bonds Nominal Value Member | Bond Class 26 Member
Debt Securities Issued After Year End LineItems
Debt Securities Bonds After Year End	$ 529,400,000
Bonds Nominal Value Member | Bond Class 27 Member
Debt Securities Issued After Year End LineItems
Debt Securities Bonds After Year End	$ 1,090,000,000
Maturity Date Member | Bond Class 26 Member
Debt Securities Issued After Year End LineItems
Securities Details Issued After Year End	9-month
Maturity Date Member | Bond Class 27 Member
Debt Securities Issued After Year End LineItems
Securities Details Issued After Year End	18 months
Annual Nominal Rate Member | Bond Class 26 Member
Debt Securities Issued After Year End LineItems
Securities Details Issued After Year End	43%
Annual Nominal Rate Member | Bond Class 27 Member
Debt Securities Issued After Year End LineItems
Securities Details Issued After Year End	private Badlar and an annual nominal applicable margin of 6.25%